Investment in Affiliated Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investment in affiliate company, Beginning Balance	$ 1,404	$ 1,248
Exercise of Warrant investment	9,069
Gain from Issuance of shares to third party	453	1,258
Equity in net loss of affiliated company	(2,905)	156	$ (108)
Investment in affiliate company, Ending Balance	$ 7,568	$ 1,404	$ 1,248